Appendix V: Interest-Bearing Debt	12 Months Ended
Dec. 31, 2023
Appendix V: Interest-Bearing Debt [Abstract]
Appendix V: Interest-Bearing Debt
Appendix III: Debentures and bonds
The detail and key features of outstanding debentures and bonds at December 31, 2023 are as follows (in millions of euros):

Total Telefónica and its instrumental companies
			Maturity (nominal)
Debentures and bonds	Currency	% Interest rate	2024	2025	2026	2027	2028	Subsequent years	Total
T. EUROPE BV SEP_00 BOND GLOBAL D	USD	8.250%	—	—	—	—	—	1,109	1,109
TEBV FEB_03 EMTN FIXED TRANCHE B	EUR	5.875%	—	—	—	—	—	500	500
Telefónica Europe, B.V.			—	—	—	—	—	1,609	1,609
TELEF. EMISIONES FEBRUARY 2019 (1)	EUR	1.069%	1,000	—	—	—	—	—	1,000
TELEF. EMISIONES JANUARY 2017	EUR	1.528%	—	1,127	—	—	—	—	1,127
TELEF. EMISIONES SEPTEMBER 2018	EUR	1.495%	—	892	—	—	—	—	892
EMTN O2 GBP	GBP	5.375%	—	—	575	—	—	—	575
TELEF. EMISIONES APRIL 2016	EUR	1.460%	—	—	1,279	—	—	—	1,279
TELEF. EMISIONES JANUARY 2018	EUR	1.447%	—	—	—	1,000	—	—	1,000
TELEF. EMISIONES MARCH 2017	USD	4.103%	—	—	—	1,131	—	—	1,131
TELEF. EMISIONES MAY 2020	EUR	1.201%	—	—	—	1,250	—	—	1,250
TELEF. EMISIONES JANUARY 2017	EUR	2.318%	—	—	—	—	500	—	500
TELEF. EMISIONES SEPTEMBER 2017	EUR	1.715%	—	—	—	—	1,250	—	1,250
TELEF. EMISIONES MARCH 2017	EUR	2.318%	—	—	—	—	200	—	200
TELEF. EMISIONES MARCH 2019	EUR	1.788%	—	—	—	—	—	1,000	1,000
EMTN GBP 10/08/2029 400 GBP	GBP	5.445%	—	—	—	—	—	460	460
TELEF. EMISIONES OCTOBER 2014	EUR	2.932%	—	—	—	—	—	800	800

Total Telefónica and its instrumental companies (cont.)
			Maturity (nominal)
Debentures and bonds	Currency	% Interest rate	2024	2025	2026	2027	2028	Subsequent years	Total
TELEF. EMISIONES FEBRUARY 2020	EUR	0.664%	—	—	—	—	—	1,000	1,000
TELEF. EMISIONES MAY 2022 (2)	EUR	2.592%	—	—	—	—	—	1,000	1,000
TELEF. EMISIONES OCTOBER 2016	EUR	1.930%	—	—	—	—	—	750	750
TELEF. EMISIONES MAY 2020	EUR	1.807%	—	—	—	—	—	750	750
TELEF. EMISIONES JUNE 06 TRANCHE D	USD	7.045%	—	—	—	—	—	1,810	1,810
TELEF. EMISIONES APRIL 2017	USD	4.900%	—	—	—	—	—	181	181
TELEF. EMISIONES MARCH 2018	USD	4.665%	—	—	—	—	—	453	453
TELEF. EMISIONES JULY 2019	EUR	1.957%	—	—	—	—	—	500	500
TELEF. EMISIONES JULY 2020	EUR	1.864%	—	—	—	—	—	500	500
TELEF. EMISIONES APRIL 2022	EUR	1.864%	—	—	—	—	—	100	100
TELEF. EMISIONES MARCH 2017	USD	5.213%	—	—	—	—	—	1,810	1,810
TELEF. EMISIONES APRIL 2017	USD	5.213%	—	—	—	—	—	452	452
TELEF. EMISIONES MARCH 2018	USD	4.895%	—	—	—	—	—	1,131	1,131
TELEF. EMISIONES MARCH 2019	USD	5.520%	—	—	—	—	—	1,131	1,131
TELEF. EMISIONES DECEMBER 2016	EUR	4.000%	—	—	—	—	—	150	150
TELEF. EMISIONES NOVEMBER 2023 (1)	EUR	4.183%	—	—	—	—	—	850	850
Telefónica Emisiones, S.A.U.			1,000	2,019	1,854	3,381	1,950	14,828	25,032
Total Telefónica, S.A. and its instrumental companies			1,000	2,019	1,854	3,381	1,950	16,437	26,641

Foreign operators
			Maturity
Debentures and bonds	Currency	% Interest rate	2024	2025	2026	2027	2028	Subsequent years	Total
Bond Serie T	UFC	4.200%	—	—	—	—	112	—	112
Bond O	CLP	3.500%	—	72	—	—	—	—	72
Bond Q	CLP	3.600%	—	—	93	—	—	—	93
Bond 144 A	USD	3.537%	—	—	—	—	—	423	423
Telefónica Móviles Chile, S.A.			—	72	93	—	112	423	700
Bond T. Peru 4th Program (19th Serie A)	N. SOL	VAC + 3.6250%	—	—	—	26	—	—	26
Bond T. Peru 4th Program (19th Serie B)	N. SOL	VAC + 2.8750%	—	—	—	—	20	—	20
Bond T. Peru 4th Program (37th Serie A)	N. SOL	VAC + 3.1250%	—	—	—	—	20	—	20
Bond T. Peru 4th Program (19th Serie C)	N. SOL	VAC + 3.1875%	—	—	—	—	8	—	8
Bond T. Peru 6th Program (17th Serie A)	N. SOL	VAC + 3.0938%	—	—	—	—	—	18	18
Bond T. Peru 6th Program (11th Serie B)	N. SOL	6.188%	29	—	—	—	—	—	29
Bond T. Peru 6th Program (15th Serie A)	N. SOL	5.469%	33	—	—	—	—	—	33
Bond T. Peru 6th Program (16th Serie A)	N. SOL	5.500%	—	26	—	—	—	—	26
Bond T. Peru 1st Private Program (1st Serie A)	N. SOL	7.281%	—	—	20	—	—	—	20
Bond T. Peru 1st Program International Issue (1sr Serie A)	N. SOL	7.375%	—	138	138	138	—	—	414
Telefónica del Perú, S.A.			62	164	158	164	48	18	614
Debentures (2)	BRL	CDI + 1.12%	—	280	—	—	—	—	280
Debentures (2)	BRL	CDI + 1.35%	—	—	—	374	—	—	374
Telefônica Brasil, S.A.			—	280	—	374	—	—	654
BOND R144-A	USD	4.950%	—	—	—	—	—	452	452
Bond A5	COP	6.650%	82	—	—	—	—	—	82
Bond C10	COP	IPC + 3.39%	—	—	—	—	—	36	36
Colombia Telecomunicaciones, S.A, ESP			82	—	—	—	—	488	570
Bond	EUR	1.750%	—	600	—	—	—	—	600
O2 Telefónica Deutschland Finanzierungs, GmbH			—	600	—	—	—	—	600
Total Outstanding Debentures and Bonds Foreign operators			144	1,116	251	538	160	929	3,138
Total Outstanding Debentures and Bonds			1,144	3,135	2,105	3,919	2,110	17,366	29,779
(1) Debentures and green bonds (See Note 29.d)
(2) Debentures and sustainable bonds (See Note 29.d)
The main debentures and bonds issued by the Group in 2023 are as follows:

			Nominal (millions)
Item	Date	Maturity Date	Currency	Euros	Currency of issuance	Coupon
Telefónica Emisiones, S.A.U.
EMTN Bond (1)	11/21/2023	11/21/2033	850	850	EUR	4.183%
Telefónica Móviles Chile, S.A.
Internacional Bond (1)	08/18/2023	08/18/2028	3	114	UFC	UFC + 4.7339%
(1) Internacional and sustainable bonds and debentures (See Note 29. d)
Appendix V: Interest-bearing debt
The main financing transactions at December 31, 2023 and 2022 and their nominal amounts are as follows:

			Outstanding principal balance
			(millions of euros)
Descriptive name summary	Current limit (millions)	Currency	12/31/2023	12/31/2022	Arrangement date	Maturity date
Telefónica, S.A
Structured Financing (*)	—	USD	—	12	02/22/2013	01/31/2023
Structured Financing (*)	—	USD	—	27	08/01/2013	10/31/2023
Structured Financing (*)	150	USD	136	223	12/11/2015	03/11/2026
Structured Financing (*)	101	EUR	101	161	12/11/2015	03/11/2026
Sustainable syndicated (1)	5,500	EUR	—	—	03/15/2018	01/13/2028
Bilateral loan	—	EUR	150	150	09/26/2022	12/15/2032
Bilateral loan	—	EUR	125	—	12/23/2022	06/15/2033
Bilateral loan	—	EUR	150	—	02/14/2023	09/29/2033
Telefónica Brasil, S.A.
Bilateral loan	—	USD	—	199	04/04/2022	09/28/2023
Telefónica Germany GmbH & Co. OHG
EIB Financing	—	EUR	108	183	06/13/2016	06/13/2025
Sustainable syndicated	750	EUR	—	—	12/17/2019	12/17/2026
EIB Financing (Tranche 1)	—	EUR	300	300	12/18/2019	06/18/2029
EIB Financing (Tranche 2)	—	EUR	150	150	01/14/2020	07/14/2029
Colombia Telecomunicaciones, S.A. E.S.P.
Bilateral loan	500,000	COP	118	97	07/06/2021	03/19/2025
Telxius Telecom, S.A.
Syndicated (2)	—	EUR	—	201	12/01/2017	12/01/2024
Syndicated (3)	145	EUR	100	—	12/01/2023	12/01/2028
Bluevia Fibra S.L.U.
Syndicated (4)	360	EUR	250	245	11/16/2022	12/20/2028
Telefónica Móviles Chile, S.A.
Bilateral loan	—	USD	—	133	04/17/2020	09/29/2023
Bilateral loan	129	USD	116	—	08/22/2023	08/22/2026
(1)The first one year extension option of the 5,500 million euros syndicated credit facility of Telefonica, S.A., was executed on January 13, 2023 and the second one year extension option on January 13, 2024. The facility had two annual extension options at Telefónica, S.A. request, with a maximum maturity up to 2029.
(2) On December 1, 2023 there was early cancelation on the Telxius Telecom, S.A, syndicated facility signed on 2017.
(3) The facility has two annual extension options at Telxius Telecom, S.A,  request with a maturity maximum up to 2030.
(4) On December 20, 2023 the first one year extension of the Bluevía Fibra S.L.U syndicated facility for 360 million euros was executed. The facility has two annual extension options at Bluevía Fibra S.L.U request with a maturity maximum up to 2029.
(*) Facility with amortization schedule, showing in the column "Current limit" the undrawn amount.